UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21219
Investment Company Act File Number
Eaton Vance Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Municipal Bond Fund II
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 179.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 12.1%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,377,826
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,938,206
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,135,443
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	1,500	1,520,370
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,638,540
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	545,475
Tennessee School Bond Authority, 5.50%, 5/1/38	1,000	1,108,230
University of Virginia, 5.00%, 6/1/40(2)	1,500	1,638,690
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/40	750	812,003

		$14,714,783

Electric Utilities — 1.9%
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$1,420	$1,570,421
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	685	730,669

		$2,301,090

Escrowed/Prerefunded — 0.5%
New York, NY, Prerefunded to 1/15/13, 5.25%, 1/15/33	$595	$626,071

		$626,071

General Obligations — 14.1%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$1,680	$1,802,640
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	2,754,075
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	1,280	1,413,120
Hawaii, 5.00%, 12/1/29	2,500	2,883,275
Hawaii, 5.00%, 12/1/30	1,000	1,145,070
New York, 5.00%, 2/15/34(1)	2,750	3,064,050
New York, NY, 5.25%, 1/15/33	155	159,926
New York, NY, 5.25%, 1/15/33(1)	2,750	2,837,395
Oregon, 5.00%, 8/1/36	1,000	1,111,330

		$17,170,881

Health Care-Miscellaneous — 2.0%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,461,271

		$2,461,271

Hospital — 4.7%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$900	$806,787
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	720	720,569
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	500	503,680
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,317,369
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,850	399,212
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,015,050
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	960	979,814

		$5,742,481

Industrial Development Revenue — 0.8%
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$1,015	$1,016,431

		$1,016,431

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Electric Utilities — 7.5%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,103,280
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	4,073,785
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,113,471
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,763,958

		$9,054,494

Insured-Escrowed/Prerefunded — 0.7%
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$115	$138,520
Metropolitan Water District of Southern California, (BHAC), (FGIC), Prerefunded to 10/1/13, 5.00%, 10/1/36	705	760,744

		$899,264

Insured-General Obligations — 14.6%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$914,640
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	17,000	4,805,050
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,350	1,331,991
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	2,962,822
Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,250	1,437,588
Washington, (AGM), 5.00%, 7/1/25(1)	5,500	6,264,060

		$17,716,151

Insured-Hospital — 23.0%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,860,495
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,526,520
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	1,695	1,761,258
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	450	467,483
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,255,440
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,000	3,128,670
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,509,012
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,549,824
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,803,550
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	772,950
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,176,505
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,000	1,040,940
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	500	513,250
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,382,933
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,699,268
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,441,312

		$27,889,410

Insured-Industrial Development Revenue — 1.2%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39	$1,340	$1,438,182

		$1,438,182

Insured-Lease Revenue/Certificates of Participation — 8.5%
Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,210,610
Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	3,360	3,165,086
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	875	952,630

	Principal
	Amount
Security	(000’s omitted)	Value
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$3,250	$3,412,500
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,587,045

		$10,327,871

Insured-Other Revenue — 1.4%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$2,540	$557,555
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,154,650

		$1,712,205

Insured-Education — 7.1%
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,500	$2,914,400
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,644,148
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,072,068

		$8,630,616

Insured-Solid Waste — 1.1%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$867,628
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	488,618

		$1,356,246

Insured-Special Tax Revenue — 6.9%
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 5.25%, 6/15/42	$2,500	$2,509,150
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	3,000	2,244,000
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	445	437,973
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	29,440	2,065,805
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	8,395	1,085,222

		$8,342,150

Insured-Student Loan — 1.6%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,745	$1,911,944

		$1,911,944

Insured-Transportation — 25.6%
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,585	$1,682,192
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	4,222,686
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,387,750
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,712,400
Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,134,050
Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/29	535	582,417
Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	830	833,137
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20(3)	13,885	1,735,625
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,127,672
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	280,531
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	316,753
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,892,607
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,066,720
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	2,170	2,170,065

		$31,144,605

Insured-Water and Sewer — 21.1%
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$670	$749,549
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	420	466,372
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	660	709,744
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,635	1,764,279
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,334,313
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	462,118

	Principal
	Amount
Security	(000’s omitted)	Value
Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	$5,500	$5,579,640
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,234,330
Metropolitan Water District of Southern California, (BHAC), (FGIC), 5.00%, 10/1/36	45	46,201
Metropolitan Water District of Southern California, (BHAC), (FGIC), 5.00%, 10/1/36(1)	6,000	6,160,140
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,506,578
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	4,825	4,596,585

		$25,609,849

Lease Revenue/Certificates of Participation — 4.7%
North Carolina, Capital Improvement Limited Obligation, 5.00%, 5/1/30	$5,000	$5,645,800

		$5,645,800

Other Revenue — 1.2%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,510,210

		$1,510,210

Senior Living/Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$254,775

		$254,775

Special Tax Revenue — 5.9%
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	$425	$462,200
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	405	438,449
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	435	468,439
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	933,503
Michigan Trunk Line Fund, 5.00%, 11/15/30	110	123,233
Michigan Trunk Line Fund, 5.00%, 11/15/31	125	138,936
Michigan Trunk Line Fund, 5.00%, 11/15/33	105	115,425
Michigan Trunk Line Fund, 5.00%, 11/15/36	80	87,598
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(4)	3,800	4,384,098

		$7,151,881

Transportation — 9.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,715	$1,811,606
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	521,637
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	935,212
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,125	2,177,062
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,129,257
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	420	443,050
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	375	395,032
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,069,830
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,702,875

		$11,185,561

Water and Sewer — 2.0%
Marco Island, FL, Utility System, 5.00%, 10/1/34	$205	$217,435
Marco Island, FL, Utility System, 5.00%, 10/1/40	910	959,732
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	1,145	1,224,967

		$2,402,134

Total Tax-Exempt Investments — 179.6% (identified cost $216,368,304)		$218,216,356

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (36.8)%		$(44,701,228)

Other Assets, Less Liabilities — (42.8)%		$(52,008,652)

Net Assets Applicable to Common Shares — 100.0%		$121,506,476

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments is as follows:

		New York	11.9%
		California	11.8%
		Others, representing less than 10% individually	76.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 66.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 20.3% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Defaulted bond.

(4)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,534,098.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	35 U.S. 10-Year Treasury Note	Short	$(4,536,537)	$(4,589,375)	$(52,838)
3/12	73 U.S. 30-Year Treasury Bond	Short	(10,431,096)	(10,571,313)	(140,217)

					$(193,055)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $193,055.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$162,126,303

Gross unrealized appreciation	$12,534,581
Gross unrealized depreciation	(10,704,528)

Net unrealized appreciation	$1,830,053

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$218,216,356	$—	$218,216,356

Total Investments	$—	$218,216,356	$—	$218,216,356

Liability Description

Futures Contracts	$(193,055)	$—	$—	$(193,055)

Total	$(193,055)	$—	$—	$(193,055)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipal Bond Fund II

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 23, 2012